Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Debt

6. Debt

Senior Secured Debenture

The Company entered into a Securities Purchase Agreement dated with Five Narrow Lane LP (“FNL”), on January 17, 2025 which was later amended on January 27, 2025 (the “FNL Purchase Agreement”), pursuant to which the Company agreed to issue, and FNL agreed to purchase, a debenture (defined therein as the “Additional Debenture”). The FNL Purchase Agreement provides for financing of up to an aggregate principal amount of $2,300,000 of which $2,050,000 has been received. In addition, pursuant to the terms of the Additional Debenture, upon consummation of the Merger with REalloys, the Company shall, at its option, either (i) pay FNL in cash the entire principal amount of the Additional Debenture then outstanding, together with all accrued and unpaid interest thereon, the exit fee and any other amounts due thereunder, or (ii) issue to FNL such number of shares of Series C Convertible Preferred Stock, par value $0.001 per share, to be established by the Company upon closing of the Merger (the “Series C Stock”) for aggregate stated value equal to (x) 3.0 multiplied by (y) the entire principal amount of the Additional Debenture then outstanding, together with all accrued and unpaid interest thereon, the exit fee and other amounts due thereunder. The Company has filed a registration statement (the “Resale Registration Statement”) with the SEC registering the resale of common stock underlying the Additional Debenture (the “Resale Securities”) which was declared effective by the SEC on May 5, 2025. Prior to the consummation of the Merger, the Additional Debenture is convertible into common stock at a conversion price of $5.46 per share. As of September 30, 2025, FNL had converted $609,650 of the Additional Debenture into 111,658 shares of common stock. See Note 8.

The Company incurred issuance costs of approximately $255,000 related to the Additional Debenture, which are being amortized over the life of the Additional Debenture.

The Additional Debenture is secured by substantially all of the assets of the Company, including its wholly owned subsidiary, and contains customary negative and affirmative covenants. The Company was in compliance with these covenants at September 30, 2025. The Additional Debenture matures on the earlier of January 17, 2026, or the date on which the Merger with REalloys is completed.

Convertible Note Payable

In connection with the Senior Secured Debenture with FNL, the Company incurred issuance costs of $164,000 payable to Palladium Capital Group (“Palladium”), the placement agent. The Company and Palladium entered into a 7% convertible note payable to settle the issuance costs. The convertible note, has a present conversion price $5.46 per share of common stock, matures on the earlier of January 17, 2026, or the effective date of the Merger.

In connection with the sale of the Additional Debenture to FNL, the Company incurred issuance costs of $164,000 payable to Palladium Capital Group (“Palladium”), the placement agent. The Company issued Palladium a 7% convertible note payable to settle the issuance costs. The convertible note has a present conversion price $5.46 per share of common stock and matures on the earlier of January 17, 2026, or the effective date of the Merger with REalloys.

Note Payable

On August 13, 2025, the Company and Evtec entered into a settlement agreement whereby Evtec and the Company cancelled the $1,150,000 note due by Evtec and the $1,293,000 advance due by the Company to Evtec in return for a $100,000 note from Blackbox.io to Evtec due on July 1, 2026. The Note is unsecured and bears interest at 10% per annun.

Merchant Cash Advances

During February 2025, the Company’s September 27, 2024 merchant cash advance was amended to reduce the weekly payments. Under the amended agreement, the merchant cash advance was to be repaid through eight weekly payments of $1,214, two weekly payments of $4,585, and eight weekly payments of $3,643.

During February 2025, the Company’s October 31, 2024 merchant cash advance was amended to reduce the weekly payments. Under the amended agreement, the merchant cash advance was to be repaid through eight weekly payments of $2,040, seven weekly payments of $8,160, and eight weekly payments of $36,120.

The Company issued 15,000 shares of common stock with a value of $49,650 in consideration for amending the two merchant cash advances. The amendments of the cash advances were accounted for as a debt extinguishment and reissuance in accordance with ASC 470-50-40-10.

As of September 30, 2025, the merchant cash advances had been fully repaid.

8. Debt

Note Payable

On May 1, 2020, pursuant to the Paycheck Protection Program under the Coronavirus Aid Relief and Economic Security Act (“CARES Act”), the Company received a loan of $130,200. The loan carries an interest rate of 1% and an initial maturity of May 1, 2022. During August 2021, the Company received partial loan forgiveness from the SBA reducing the principal balance of the note to $96,795. During December 2021, the terms of the note were amended to carry an interest rate of 1% and mature on May 4, 2025. As of December 31, 2024, the unpaid balance of the note totaled $10,592.

Merchant Cash Advances

On May 28, 2024, the Company entered into a merchant cash advance agreement with proceeds totaling $198,500 and total future receivables purchased totaling $272,000. On September 27, 2024, the Company entered into a merchant cash advance agreement with proceeds totaling $99,250 and total future receivables purchased totaling $136,000. On October 31, 2024, the Company entered into a merchant cash advance agreement with proceeds totaling $268,000 and total future receivables purchased totaling $228,480. The merchant cash advances are to be repaid through 28 weekly payments of $9,714, $4,857, and $8,160, respectively. The finance expense for the advances have been calculated using the effective interest rate method. As of December 31, 2024, the unpaid balance of the merchant cash advances totaled $187,921.

Advance

On December 30, 2024, the Company received an advance totaling $50,000 from an unrelated third party. The advance is unsecured, bears no interest, and has no stated maturity date.